UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              11/16/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             117

Form 13F Information Table Value Total:  $   172,782.81
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ----------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- ----------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
1ST UNITED BANCORP, INC. CMN           COM               33740N105        115    20000 SH       SOLE                SOLE      0    0
ABBOTT LABORATORIES CMN                COM               002824100    2226.15    45000 SH       SOLE                SOLE      0    0
AK STEEL HOLDING CORP CMN              COM               001547108  505.12746    25602 SH       SOLE                SOLE      0    0
ALCON, INC. CMN                        COM               H01301102   536.6529     3870 SH       SOLE                SOLE      0    0
AMERICAN APPAREL INC. CMN              COM               023850100        702   200000 SH       SOLE                SOLE      0    0
AMERISOURCEBERGEN CORPORATION CMN      COM               03073E105  530.58504    23708 SH       SOLE                SOLE      0    0
AMEX UTILITIES SELECT INDEX MARKET     COM               81369Y886      586.6    20000 SH       SOLE                SOLE      0    0
INDEX
AMGEN INC. CMN                         COM               031162100  509.36511     8457 SH       SOLE                SOLE      0    0
ANNALY CAPITAL MANAGEMENT, INC CMN     COM               035710409 5528.23756   304754 SH       SOLE                SOLE      0    0
ANWORTH MORTGAGE ASSET CORP CMN        COM               037347101 2680.80752   340204 SH       SOLE                SOLE      0    0
APPLIED MATERIALS INC CMN              COM               038222105       2007   150000 SH       SOLE                SOLE      0    0
AUTOMATIC DATA PROCESSING, INC*. CMN   COM               053015103   522.0612    13284 SH       SOLE                SOLE      0    0
BALLY TECHNOLOGIES INC CMN             COM               05874B107 2452.68714    63922 SH       SOLE                SOLE      0    0
BECTON DICKINSON & CO CMN              COM               075887109   1592.532    22832 SH       SOLE                SOLE      0    0
BLACKSTONE GROUP LP JAN 2011 EXP       CALL              09253U908     500.05      730 CALL     SOLE                SOLE      0    0
01/22/2011
BOYD GAMING CORPORATION CMN            COM               103304101       2186   200000 SH       SOLE                SOLE      0    0
BRINK'S COMPANY (THE) CMN              COM               109696104 2444.82732    90852 SH       SOLE                SOLE      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN       COM               110122108  517.21684    22967 SH       SOLE                SOLE      0    0
BROCADE COMMUNICATIONS SYSTEMS*, INC.  COM               111621306       1179   150000 SH       SOLE                SOLE      0    0
CMN
CHECK POINT SOFTWARE TECH. LTD         COM               M22465104  973.00035    34321 SH       SOLE                SOLE      0    0
ORDINARY SHARES
CHICAGO BRIDGE & IRON COMPANY *N.V.    COM               167250109     1027.4    55000 SH       SOLE                SOLE      0    0
CMN SERIES
CHINA ED ALLIANCE INC CMN CLASS        COM               16938Y207     131.75    25000 SH       SOLE                SOLE      0    0
CHIPOTLE MEXICAN GRILL, INC. CMN       COM               169656204 13153.3371   158055 SH       SOLE                SOLE      0    0
CLASS B
CIMAREX ENERGY CO CMN                  COM               171798101  579.44832    13376 SH       SOLE                SOLE      0    0
CISCO SYSTEMS, INC. CMN                COM               17275R102      941.6    40000 SH       SOLE                SOLE      0    0
CITIGROUP INC. CMN                     COM               172967101     1887.6   390000 SH       SOLE                SOLE      0    0
COCA-COLA ENTERPRISES INC CMN          COM               191219104  532.59516    24876 SH       SOLE                SOLE      0    0
COMCAST CORPORATION CMN CLASS A NON    COM               20030N200     2251.2   140000 SH       SOLE                SOLE      0    0
VOTING
CONTINENTAL AIRLINES INC CLASS B       COM               210795308     1479.6    90000 SH       SOLE                SOLE      0    0
COVIDIEN PLC CMN                       COM               G2554F105  559.65462    12937 SH       SOLE                SOLE      0    0
CURRENCYSHARES AUSTRALIAN DOLLAR       AUSTRALIAN DOL    23129U101     353.52     4000 SH       SOLE                SOLE      0    0
TRUST - ETF
CURRENCYSHARES CDN DLR TR MUTUAL FUND  CDN DOLLAR SHS    23129X105      465.8     5000 SH       SOLE                SOLE      0    0
- ETF
CURRENCYSHARES JAPANESE YEN TR*UST     JAPANESE YEN      23130A102     498.06     4500 SH       SOLE                SOLE      0    0
EXCHANGE TRADED FUND ETF
CYPRESS BIOSCIENCE INC CMN             COM               232674507 1306.03169   159857 SH       SOLE                SOLE      0    0
DELTA AIR LINES, INC. CMN              COM               247361702       1344   150000 SH       SOLE                SOLE      0    0
DEVON ENERGY CORPORATION (NEW) CMN     COM               25179M103  528.47317     7849 SH       SOLE                SOLE      0    0
DIAMOND OFFSHORE DRILLING, INC*. CMN   COM               25271C102  551.53248     5774 SH       SOLE                SOLE      0    0
DISH NETWORK CORPORATION CMN CLASS A   COM               25470M109  595.92366    30941 SH       SOLE                SOLE      0    0
DUN & BRADSTREET CORP DEL NEW CMN      COM               26483E100     4142.6    55000 SH       SOLE                SOLE      0    0
EMC CORPORATION MASS CMN               COM               268648102       2556   150000 SH       SOLE                SOLE      0    0
EMERSON ELECTRIC CO. CMN               COM               291011104  551.46072    13759 SH       SOLE                SOLE      0    0
FAIRFAX FINANCIAL HLDGS LTD CMN        COM               303901102    2224.38     6000 SH       SOLE                SOLE      0    0
FIRST INDUSTRIAL REALTY TRUST CMN      COM               32054K103     236.25    45000 SH       SOLE                SOLE      0    0
FLAGSTONE REINSURANCE HOLDINGS LTD     COM               G3529T105 2417.27016   214297 SH       SOLE                SOLE      0    0
FOREST LABORATORIES INC CMN            COM               345838106 2777.87008    94357 SH       SOLE                SOLE      0    0
FOSTER WHEELER AG CMN                  COM               H27178104    877.525    27500 SH       SOLE                SOLE      0    0
GENZYME CORP CMN                       COM               372917104  1685.4483    29710 SH       SOLE                SOLE      0    0
GOOGLE, INC. CMN CLASS A               COM               38259P508   1735.475     3500 SH       SOLE                SOLE      0    0
GSI COMMERCE INC CMN                   COM               36238G102      386.2    20000 SH       SOLE                SOLE      0    0
HEWLETT-PACKARD CO. CMN                COM               428236103    1652.35    35000 SH       SOLE                SOLE      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ----------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- ----------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
HORSEHEAD HOLDING CORP. CMN            COM               440694305        293    25000 SH       SOLE                SOLE      0    0
HUDSON CITY BANCORP INC CMN            COM               443683107 2066.08855   157117 SH       SOLE                SOLE      0    0
INTEL CORPORATION CMN                  COM               458140100     1565.6    80000 SH       SOLE                SOLE      0    0
ISHARES S&P LATIN AMERICA 40 INDEX     S&P LTN AM 40     464287390   208.5426     4860 SH       SOLE                SOLE      0    0
FUND - ETF
ISHARES SILVER TRUST ETF               ISHARES           46428Q109      900.9    55000 SH       SOLE                SOLE      0    0
JOHNSON & JOHNSON CMN                  COM               478160104 1828.64848    30032 SH       SOLE                SOLE      0    0
KING PHARAMACEUTICALS INC CMN          COM               495582108      215.4    20000 SH       SOLE                SOLE      0    0
LAS VEGAS SANDS CORP. CMN              COM               517834107      505.2    30000 SH       SOLE                SOLE      0    0
LEGG MASON INC CMN                     COM               524901105 1080.37151    34817 SH       SOLE                SOLE      0    0
LEGG MASON, INC. CONV PFD              UNIT 99/99/9999   524901303     1597.5    45000 SH       SOLE                SOLE      0    0
USD3.5000(7.00%)
LENNAR CORP CMN CLASS B                COM               526057302   713.9566    63182 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL     COM               53071M302 5932.84924   283597 SH       SOLE                SOLE      0    0
CMN SERIES A TRACKING STOCK
LIMELIGHT NETWORKS, INC. CMN           COM               53261M104       60.9    15000 SH       SOLE                SOLE      0    0
LORILLARD, INC. CMN                    COM               544147101   2558.892    34440 SH       SOLE                SOLE      0    0
MANITOWOC CO INC CMN                   COM               563571108   175.2897    18510 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS   GOLD MINER ETF    57060U100   1471.925    32500 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MC DONALDS CORP CMN                    COM               580135101  513.97242     9006 SH       SOLE                SOLE      0    0
MEDIACOM COMMUNICATIONS CORP COMMON    COM               58446K105   726.9408   126205 SH       SOLE                SOLE      0    0
STOCK CLASS A
MEDTRONIC INC CMN                      COM               585055106  2062.1984    56038 SH       SOLE                SOLE      0    0
MFA FINANCIAL INC CMN                  COM               55272X102  4789.3728   601680 SH       SOLE                SOLE      0    0
MICROSOFT CORPORATION CMN              COM               594918104       2572   100000 SH       SOLE                SOLE      0    0
MIRANT CORPORATION CMN                 COM               60467R100  510.56225    31075 SH       SOLE                SOLE      0    0
MOLSON COORS BREWING CO CMN CLASS B    COM               60871R209       1217    25000 SH       SOLE                SOLE      0    0
MORGAN STANLEY CMN                     COM               617446448      463.2    15000 SH       SOLE                SOLE      0    0
MOTOROLA INC CMN                       COM               620076109      257.7    30000 SH       SOLE                SOLE      0    0
MVC CAPITAL INC CLOSED END FUND        COM               553829102   454.6723    51785 SH       SOLE                SOLE      0    0
NATIONAL FINANCIAL PARTNERS CMN        COM               63607P208      305.2    35000 SH       SOLE                SOLE      0    0
NAVISTAR INTL CORP (NEW) CMN           COM               63934E108     1122.6    30000 SH       SOLE                SOLE      0    0
NEWS CORPORATION CMN CLASS A           COM               65248E104   570.6116    47710 SH       SOLE                SOLE      0    0
NOBLE CORPORATION (CH) CMN             COM               H5833N103      284.7     7500 SH       SOLE                SOLE      0    0
NVIDIA CORP CMN                        COM               67066G104     1803.6   120000 SH       SOLE                SOLE      0    0
ORACLE CORPORATION CMN                 COM               68389X105    462.648    22200 SH       SOLE                SOLE      0    0
PATTERSON-UTI ENERGY, INC. ORD CMN     COM               703481101      377.5    25000 SH       SOLE                SOLE      0    0
PENN WEST ENERGY TRUST CMN             COM               707885109 1553.55552    98078 SH       SOLE                SOLE      0    0
PEOPLES UNITED FINANCIAL INC CMN       COM               712704105  910.19776    58496 SH       SOLE                SOLE      0    0
PHARMACEUTICAL PRODUCT DEVELOPMENT INC COM               717124101   556.2887    25355 SH       SOLE                SOLE      0    0
PINNACLE AIRLINES CORP CMN             COM               723443107     312.22    46600 SH       SOLE                SOLE      0    0
POWERSHARES DB AGRICULTURE FUND - ETF  COM               73936B408      381.9    15000 SH       SOLE                SOLE      0    0
PROCTER & GAMBLE COMPANY (THE) CMN     COM               742718109      579.2    10000 SH       SOLE                SOLE      0    0
RED ROBIN GOURMET BURGERS INC CMN      COM               75689M101      816.8    40000 SH       SOLE                SOLE      0    0
REPUBLIC AIRWAYS HOLDINGS, INC*. CMN   COM               760276105   7226.085   774500 SH       SOLE                SOLE      0    0
RHI ENTERTAINMENT, INC. CMN            COM               74957T104  1727.4036   553655 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                  COM               79377W108        682   100000 SH       SOLE                SOLE      0    0
SANOFI-AVENTIS SPONSORED ADR CMN       COM               80105N105     1108.5    30000 SH       SOLE                SOLE      0    0
SKYWORKS SOLUTIONS INC CMN             COM               83088M102      397.2    30000 SH       SOLE                SOLE      0    0
SLM CORPORATION CMN                    COM               78442P106        218    25000 SH       SOLE                SOLE      0    0
SMITH MICRO SOFTWARE INC CMN           COM               832154108      741.6    60000 SH       SOLE                SOLE      0    0
SNAP-ON INC CMN                        COM               833034101  477.46336    13736 SH       SOLE                SOLE      0    0
SOTHEBY'S CMN CLASS A                  COM               835898107 4437.91387   257569 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                    GOLD SHS          78463V107    7018.35    71000 SH       SOLE                SOLE      0    0
SPIRIT AEROSYSTEMS  HOLDINGS INC CMN   COM               848574109 2789.78238   154473 SH       SOLE                SOLE      0    0
ST JUDE MEDICAL INC CMN                COM               790849103 2138.17711    54811 SH       SOLE                SOLE      0    0
STATOILHYDRO ASA SPONSORED ADR CMN     COM               85771P102      450.8    20000 SH       SOLE                SOLE      0    0
STEEL DYNAMICS, INC. CMN               COM               858119100      230.1    15000 SH       SOLE                SOLE      0    0
STRYKER CORP CMN                       COM               863667101 1914.05676    42132 SH       SOLE                SOLE      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ----------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- ----------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
SUNCOR ENERGY INC. CMN                 COM               867224107     2073.6    60000 SH       SOLE                SOLE      0    0
SYBASE INC CMN                         COM               871130100  1144.3991    29419 SH       SOLE                SOLE      0    0
TELLABS INC. CMN                       COM               879664100       1038   150000 SH       SOLE                SOLE      0    0
TEVA PHARMACEUTICAL IND LTD ADS        ADR               881624209 2838.03392    56132 SH       SOLE                SOLE      0    0
THE TRAVELERS COMPANIES, INC CMN       COM               89417E109 1659.19869    33703 SH       SOLE                SOLE      0    0
UNITED STATES NATURALGAS FD LP ETF     UNIT              912318102  287.87654    24521 SH       SOLE                SOLE      0    0
UNITED STATES OIL FUND LP ETF          UNITS             91232N108    307.615     8500 SH       SOLE                SOLE      0    0
WAL MART STORES INC CMN                COM               931142103 1944.60217    39613 SH       SOLE                SOLE      0    0
WESTERN UNION COMPANY (THE) CMN        COM               959802109   541.4904    28620 SH       SOLE                SOLE      0    0
WHITE MTNS INS GROUP LTD CMN           COM               G9618E107 5236.05555    17055 SH       SOLE                SOLE      0    0
WILLIS LEASE FINANCE CORP CMN          COM               970646105   43.32023     3169 SH       SOLE                SOLE      0    0
ZIMMER HLDGS INC CMN                   COM               98956P102 1606.22595    30051 SH       SOLE                SOLE      0    0